Leases (Schedule of Right-of-use Assets) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	€ 23,367
Depreciation for the year	(743)	[1]		€ (774)	€ (320)
Balance at December 31	30,020		$ 32,016	23,367
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	23,367			17,209
lease agreements entered into during the period	8,861			10,629
Depreciation for the year	(1,366)			(1,031)
Other	(57)			(4,496)
Effect of changes in exchange rates	(785)			1,056
Balance at December 31	30,020			23,367	17,209
Cost [member] | Gelderland [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	170			355
lease agreements entered into during the period	0			0
Depreciation for the year	(124)			(185)
Other	0			0
Effect of changes in exchange rates	0			0
Balance at December 31	46			170	355
Cost [member] | Italy [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	0
lease agreements entered into during the period	8,861
Depreciation for the year	(128)
Other	0
Effect of changes in exchange rates	0
Balance at December 31	8,733			0
Cost [member] | Spain [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	2,755			2,874
lease agreements entered into during the period	0			0
Depreciation for the year	(120)			(119)
Other	(321)			0
Effect of changes in exchange rates	0			0
Balance at December 31	2,314			2,755	2,874
Cost [member] | Talasol [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	7,587			12,517
lease agreements entered into during the period	0			0
Depreciation for the year	(404)			(404)
Other	0			4,526
Effect of changes in exchange rates	0			0
Balance at December 31	7,183			7,587	12,517
Cost [member] | Talmei Yosef [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	1,503			1,463
lease agreements entered into during the period	0			0
Depreciation for the year	(117)			(110)
Other	36			(18)
Effect of changes in exchange rates	(91)			168
Balance at December 31	1,331			1,503	1,463
Cost [member] | Pumped Storage [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	11,352			0
lease agreements entered into during the period	0			10,629
Depreciation for the year	(473)			(213)
Other	228			(48)
Effect of changes in exchange rates	(694)			888
Balance at December 31	€ 10,413			€ 11,352	€ 0

[1]	The rest of the depreciation is capitalized to fixed asset.